RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans

The balances due from related parties mainly include the consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group amount due from Zhenjiang Daqo for the sales of wafer and polysilicon. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2012	2013
Amount due from related party
Zhenjiang Daqo	$10,744	$6,898,980
Daqo Group	6,440,129	6,465,561
Others	111,614	51,911

Total	$6,562,487	$13,416,452

Schedule of Related Party Balances, Payables

Balances due to related parties related to interest free loans received primarily for working capital purposes from Daqo Solar and Xinjiang Daqo Investment, wholly-owned subsidiaries of Daqo Group. The balances are payable on demand and are as follows:

	December 31,
	2012	2013
Amount due to related party
Daqo Group	$5,359,007	$461,796
Xinjiang Daqo Investment	2,354,620	18,482,300
Nanjing Daqo	1,645,923	1,651,810
Daqo Solar	13,497,973	66,750,009
Others	850,840	1,191,875

Total	$23,708,363	$88,537,790

Schedule of Related Party Transactions
The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2011	2012	2013
Daqo Group	Sales	$1,971	$-	$-
	Purchase-Fixed asset	15,787,658	7,849,533	-
	Financing-cash in	3,095,120	-	813,105
	Financing-cash out	3,095,120	-	813,105
	Disposition of 100% equity interest of Nan Jing Daqo	-	9,888,742	-
Zhenjiang Daqo	Sales	6,958,317	2,799,428	13,471,866
	Purchase of cells	3,314,115	-	-
	Processing fee	1,209,769	-	-
Daqo Solar	Purchase-Fixed asset	20,562,272	-	-
	Prepayment received	-	13,497,973	-
	Financing-cash in	72,199,600	-	76,881,392
	Financing-cash out	72,199,600	-	28,379,678
	Interest charged	1,552,126	-	-
	Short-term interest free loan extended to Daqo Solar	9,898,458	-	-
Nanjing Daqo	Sales	-	80,126	-
	Related party interest bearing loan	-	1,584,820	-
	Interest charged	-	40,611	-
Xinjiang Daqo Investment	Prepayment received	-	2,354,620	-
	Financing-cash in	-	-	58,389,643
	Financing-cash out	-	-	40,193,785
Others subsidiaries under Daqo Group	Sales	427,302	-	-
	Purchase-Fixed asset	2,027,001	202,556	157,742
	Purchase-Raw material	300,574	5,282	-
	Rental expense	612,856	-	-
	Service expense	71,426	-	-
Total	Sales	$7,387,590	$2,799,427	$13,471,866
	Disposition of 100% equity interest in Nanjing Daqo	$-	$9,888,742	$-
	Purchase-Fixed asset	$38,376,931	$8,052,089	$157,742
	Purchase-Raw material	$3,614,689	$5,282	$-
	Processing fee	$1,209,769	$-	$-
	Rental expense	$612,856	$-	$-
	Service expense	$71,426	$-	$-
	Interest expense	$1,552,126	$40,611	$-
	Prepayment received*	$-	$15,852,593	$-
	Proceeds from interest free loans	$75,294,720	$1,584,820	$136,084,140
	Repayment of interest free loans	$85,193,178	$-	$69,386,568

* Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided.